Note 19 - Income Tax and Social Contributions - Effective Income Tax Rate Reconciliation Schedule (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Loss before income tax and social contribution		$ (90,363)	$ (31,527)
Applicable tax rate		27.00%	27.00%
Tax benefits at statutory rate		$ 24,398	$ 8,512
Impact of foreign income tax rate differential		4,525	(2,294)
Exclusion of Canadian tax credits	[1]	(6,944)	(17,362)
Tax losses carryforward from previous years		(1,405)	4,324
Other		(192)	101
Tax expense (income)		$ 20,382	$ (6,719)
Effective tax rate		22.60%	(21.30%)

[1]	The amount of $15,371 on December 31,2023 ($12,884 on December 31, 2022) of tax loss carryforward generated by the Company has not been recognized since we do not expect to have taxable income to offset it. This tax loss carryforward expires between 2038 and 2043.